CURRENT ASSETS (Schedule of Financial Assets at Fair Value Through Profit or Loss) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Financial assets carried at fair value through profit or loss (FVTPL):
Shares | ₪			₪ 14,583	₪ 32,931
Governmental loan and other bonds | ₪			121,091	98,187
Certificate of participation in mutual fund | ₪			5,869	6,786
Total Financial assets at fair value through profit or loss | ₪			₪ 141,543	₪ 137,904
US Dollars [Member]
Financial assets carried at fair value through profit or loss (FVTPL):
Shares | $		$ 4,220
Governmental loan and other bonds | $		35,038
Certificate of participation in mutual fund | $		1,698
Total Financial assets at fair value through profit or loss | $	[1]	$ 40,956

[1]	Convenience Translation into US Dollars.